Leases - Additional information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) LeaseContract	Dec. 31, 2020 GBP (£)
Presentation Of Leases For Lessee [Abstract]
Information about nature of lessee's leasing activities	lease terms of between two and five years
Total net cash outflows for leases | £	£ 0.3	£ 0.3
Information about lessee's exposure arising from variable lease payments	The Company has one lease contract with variable payments where the lease costs after the first year of the lease are increased based upon a consumer price index.
Number of lease contracts with variable lease payments | LeaseContract	1
Information about lessee's exposure arising from extension options and termination options	The Company has a number of lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased asset portfolio and align it with the Company’s business needs. None of the termination options have been exercised or are expected to be exercised.